Trade and other payables	6 Months Ended
Jun. 30, 2023
Trade and other payables.
Trade and other payables

18.Trade and other payables

	June 30,	December 31,
	2023	2022
	$’000	$’000

Current
Trade payables	344,526	442,959
Deferred revenue	54,179	86,363
Withholding tax payable	2,977	5,820
Payroll and other related statutory liabilities	32,967	45,331
VAT payables	32,900	51,103
Other payables	53,063	37,573
	520,612	669,149
Non‑current
Other payables	2,320	1,459
	2,320	1,459